Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Financial Assets and Financial Liabilities

Financial assets and financial liabilities as at December 31, 2025 and 2024 are as follows:

	Asset / (liabilities) at amortized cost	Assets / (liabilities) at fair value through profit/(loss)	Total
December 31, 2024
Cash	$15,931,525	$-	$15,931,525
Client Cash Deposits	10,665,147	-	10,665,147
Digital assets, digital assets loaned, and digital assets staked	-	555,838,900	555,838,900
Equity investments	-	257,425,063	257,425,063
Public investments	-	778,085	778,085
Private investments	-	37,348,081	37,348,081
Accounts payable and accrued liabilities	(3,482,464)	-	(3,482,464)
Loan payable	(9,693,294)	-	(9,693,294)
Trading liabilities	-	(15,109,375)	(15,109,375)
ETP holders payable	-	(871,162,347)	(871,162,347)
December 31, 2025
Cash	$91,234,090	$-	$91,234,090
Client Cash Deposits	5,615,054	-	5,615,054
Digital assets, digital assets loaned, and digital assets staked	-	515,586,931	515,586,931
Equity investments	-	131,982,050	131,982,050
Public investments	-	272,520	272,520
Private investments	-	29,372,628	29,372,628
Accounts payable and accrued liabilities	(9,270,110)	-	(9,270,110)
Loan payable	(2,611,009)	-	(2,611,009)
Lease liability	(3,102,188)	-	(3,102,188)
Warrant liability	-	(13,599,316)	(13,599,316)
Trading liabilities	-	(24,122,640)	(24,122,640)
ETP holders payable	-	(622,304,667)	(622,304,667)

Schedule of Expected Credit Losses	Expected credit losses for the year ended December 31, 2025, are as follows:
	Asset	Quantity	Current	Non-current	Gross Total	ECL	Net Total
Counterparty A	SOL	326,500.00	16,189,931	24,719,701	40,909,632	(248,000)	40,661,632
Genesis	BTC	67.98	5,971,565	-	5,971,565	(4,478,673)	1,492,892

Schedule of Liquidity by Assets / (Liabilities)

The following table shows the Company’s source of liquidity by assets / (liabilities) as at December 31, 2025 and 2024:

December 31, 2025
	Total	Less than 1 year	1-3 years
Cash	$91,234,090	$91,234,090	$-
Client cash deposits	5,615,054	5,615,054	-
Prepaid expenses	9,596,921	9,596,921	-
Digital assets, digital assets loaned, and digital assets staked	515,586,931	482,763,021	32,823,910
Public Investments	272,520	272,520	-
Private investments	29,372,628	-	29,372,628
Equity investments	131,982,050	75,411,946	56,570,104
Accounts payable and accrued liabilities	(9,270,110)	(9,270,110)	-
Loan payable	(2,611,009)	(2,611,009)	-
Trading liabilities	(24,122,640)	(24,122,640)
Lease liability	(3,102,188)	(553,973)	(2,548,215)
ETP holders payable	(622,304,667)	(622,304,667)	-
Total assets / (liabilities)	$122,249,580	$6,031,153	$116,218,427

December 31, 2024
	Total	Less than 1 year	1-3 years
Cash	$15,931,525	$15,931,525	$-
Client cash deposits	10,665,147	10,665,147	-
Prepaid expenses	1,797,724	1,797,724	-
Digital assets, digital assets loaned, and digital assets staked	555,838,900	555,504,190	334,710
Public Investments	778,085	778,085	-
Private investments	37,348,081	-	37,348,081
Equity investments	257,425,063	126,317,000	131,108,063
Accounts payable and accrued liabilities	(3,482,464)	(3,482,464)	-
Loan payable	(9,693,294)	(9,693,294)	-
Trading liabilities	(15,109,375)	(15,109,375)
ETP holders payable	(871,162,347)	(871,162,347)	-
Total assets / (liabilities)	$(19,662,955)	$(188,453,809)	$168,790,854

Schedule of Financial and Non-Financial Assets and Liabilities

As at December 31, 2025 and 2024, the Company had the following financial and non-financial assets and liabilities, (amounts posted in Canadian dollars) denominated in foreign currencies:

	December 31, 2025
	Canadian Dollars	British Pound	Swiss Franc	Swedish Krona	European Euro	Arab Emirates Dirham
Cash	$2,284,909	$51,536	$8,928,624	$12,978,875	$4,570,541	$457,515
Private investments	27,944,774	-	-	-	-	-
Prepaid investment	-	-	528,255	-	-	34,278
Accounts payable and accrued liabilities	(1,003,289)	-	(449,107)	-	(20,219)	(14,057)
ETP holders payable	-	-	-	(285,235,369)	(9,211,650)	-
Net assets (liabilities)	$29,226,394	$51,536	$9,007,772	$(272,256,494)	$(4,661,328)	$477,736

	December 31, 2024
	Canadian Dollars	Britsh Pound	Swiss Franc	Swedish Krona	European Euro	Arab Emirates Dirham
Cash	$1,768,319	$-	$3,573,221	$6,823,399	$2,533,427	$61,252
Private investments	1,367,716	-	35,457,990	-	-	-
Prepaid investment	447,753	-	-	-	-	-
Accounts payable and accrued liabilities	(1,695,248)	(55,416)	(247,501)	-	(15,562)	-
Net assets (liabilities)	$1,888,540	$(55,416)	$38,783,710	$6,823,399	$2,517,865	$61,252

Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position

The following table illustrates the classification and hierarchy of the Company’s financial instruments, measured at fair value in the statements of financial position as at December 31, 2025 and 2024.

	Level 1 (Quoted Market price)	Level 2 (Valuation technique -observable market Inputs)	Level 3 (Valuation technique - non-observable market inputs)	Total
Privately traded investments	$-	$-	$37,348,081	$37,348,081
Digital assets	-	555,838,900	-	555,838,900
Equity investments	-	-	257,425,063	257,425,063
Publicly traded investments	778,085	-	-	778,085
December 31, 2024	$778,085	$555,838,900	$294,773,144	$851,390,129

Privately traded investments	$-	$-	$29,372,628	$29,372,628
Digital assets	-	496,934,790	18,652,141	515,586,931
Equity investments	-	-	131,982,050	131,982,050
Publicly traded investments	272,520	-	-	272,520
Warrant liability	-	-	(13,599,316)	(13,599,316)
December 31, 2025	$272,520	$496,934,790	$166,407,503	$663,614,813

Schedule of Net Realized Losses and Net Unrealized Gains are Recognized in the Statements of Loss

The following table presents the changes in fair value measurements of financial instruments classified as Level 1 during the years ended December 31, 2025 and 2024. These financial instruments are measured at fair value based utilizing quoted market prices. The net realized losses and net unrealized gains are recognized in the statements of loss.

Level 1 investments, financial assets at fair value	December 31, 2025	December 31, 2024
Opening balance	$778,085	$-
Realized loss on investments	(419,093)	-
Transferred from level 3	272,520	778,085
Investments sold	(358,992)	-
	$272,520	$778,085

The following table presents the changes in fair value measurements of financial instruments classified as Level 2 during the years ended December 31, 2025 and 2024. These financial instruments are measured at fair value utilizing observable market inputs. The net realized losses and net unrealized gains are recognized in the statements of loss.

Level 2 investments, financial assets at fair value	December 31, 2025	December 31, 2024
Opening balance	$555,838,900	$370,469,700
Digital assets acquired	232,267,760	401,118,676
Digital assets disposed	(87,878,518)	(514,217,138)
Digital assets earned from staking, lending and fees	12,332,036	26,075,436
Realized gain on digital assets	49,635,380	306,744,938
Unrealized losses on digital assets	(260,376,909)	(34,372,022)
Settlement of Genesis loan	(6,100,598)	-
Digital assets transferred in from level 3	2,749,352	-
Fees and other	(1,532,613)	19,310
	$496,934,790	$555,838,900

The following table presents the changes in fair value measurements of financial instruments classified as Level 3 during the years ended December 31, 2025 and 2024. These financial instruments are measured at fair value utilizing non-observable market inputs. The net realized losses and net unrealized gains are recognized in the statements of loss.

Level 3 investments, financial assets at fair value	December 31, 2025	December 31, 2024
Opening balance	$294,773,144	$32,717,095
Purchases	50,865,445	173,814,141
Transferred to level 1	(272,520)	(778,085)
Acquired as subsidiary	(379,906)	-
Realized gain	31,217,931	83,723,906
Unrealized (loss)/ gain	(121,974,940)	5,296,087
Transferred to level 2	(2,749,352)	-
Foreign exchange gain	(527,269)	-
Equity investments disposed	(71,685,819)	-
Digital assets earned from staking, lending and fees	740,105	-
	$180,006,819	$294,773,144
Level 3 investments, financial liabilities at fair value	December 31, 2025	December 31, 2024
Opening balance	$-	$-
Warrants granted	53,195,195	-
Change in fair value	(39,595,879)	-
	$13,599,316	$-

Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs

The following table presents the fair value, categorized by key valuation techniques and the unobservable inputs used within Level 3 as at December 31, 2025 and 2024.

Description	Fair value	Valuation technique	Significant Unobservable input(s)	Range of significant unobservable input(s)
3iQ Corp.	$300,460	Recent financing	Marketability of shares	0% discount
Luxor Technology Corporation	500,050	Recent financing	Marketability of shares	0% discount
Neuronomics AG	89,581	Recent financing	Marketability of shares	0% discount
Amina Bank	35,457,990	Market approach	Marketability of shares	0% discount
ZKP Corporation	1,000,000	Recent financing	Marketability of shares	0% discount
Brazil Potash Corp.	778,085	Market approach	Marketability of shares	0% discount
Equity Investments in digital	257,425,063	Market approach	Discount for lack of marketability	25% discount
December 31, 2024	$295,551,229
Luxor Technology Corporation	$524,963	Recent financing	Marketability of shares	0% discount
Amina Bank	24,285,752	Market approach	Marketability of shares	0% discount
ZKP Corporation	1,000,000	Recent financing	Marketability of shares	0% discount
Global Benchmarks AB	199,875	Recent financing	Marketability of shares	0% discount
CH Technical Solutions SA	362,038	Recent financing	Marketability of shares	0% discount
Canada Stablecorp Inc.	500,000	Recent financing	Marketability of shares	0% discount
Continental Stable Coin	500,000	Recent financing	Marketability of shares	0% discount
Bonsol Labs Inc.	2,000,000	Recent financing	Marketability of shares	0% discount
TenX Protocols Inc.	272,520	Recent financing	Marketability of shares	0% discount
Equity Investments in digital	131,982,050	Market approach	Discount for lack of marketability	16% discount
Digital assets on loan	18,652,141	Market approach	Discount for lack of marketability	30% discount
December 31, 2025	$180,279,339